STOCKHOLDERS' EQUITY AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Changes in Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Accumulated Net Unrealized Investment Gain (Loss) [Member]		Dec. 31, 2013 Other Income Accumulated Net Unrealized Investment Gain (Loss) [Member]		Mar. 31, 2014 Postretirement Medical Benefits [Member] Accumulated Defined Benefit Plans Adjustment [Member]		Dec. 31, 2013 Postretirement Medical Benefits [Member] Accumulated Defined Benefit Plans Adjustment [Member]		Mar. 31, 2014 Pension Benefits [Member] Accumulated Defined Benefit Plans Adjustment [Member]		Dec. 31, 2013 Pension Benefits [Member] Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, before Tax						$ (12)	[1]
Unrealized and realized gains and losses on available-for-sale securities	(57)	(268)	(200)	(12)	[1]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax								164	[1],[2]	4,641	[1],[3]	359	[1],[4]	3,490	[1],[5]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax								(159)	[1],[2]	(636)	[1],[3]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax								$ 5	[1]	$ 4,005	[1]

[1]	Amounts in parentheses indicate debits to income/loss.
[2]	These accumulated other comprehensive loss components are included in the computation of net periodic postretirement medical cost. (See Note 5 - Postretirement Medical Benefits for additional details)
[3]	These accumulated other comprehensive income components are included in the computation of net periodic postretirement medical cost.
[4]	These accumulated other comprehensive loss components are included in the computation of net periodic pension cost. (See Note 5 - Pension for additional details)
[5]	These accumulated other comprehensive income components are included in the computation of net periodic pension cost.